Other receivable (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Other receivable
Other receivable	$ 19,033,707	$ 18,442,831
Less: allowance for credit losses	(19,033,707)	(18,442,831)
Other receivable, net	$ 0	$ 0